Total Share-Based Compensation Cost Recognized (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Capitalized as part of internal-used software	$ 0	¥ 0	¥ 0	¥ 1
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	28	183	103	49
Cost of revenues | iQIYI
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	5	35	9	6
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	150	973	429	487
Selling, general and administrative | iQIYI
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	20	131	30	21
Research and development
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	321	2,088	1,228	851
Research and development | iQIYI
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation expense	$ 11	¥ 67	¥ 23	¥ 17